Multiemployer Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Multiemployer Plans [Text Block]

10. Multiemployer Plans

The Company participates in approximately 50 multiemployer pension plans (“MEPPs”) that provide retirement benefits to certain union employees in accordance with various collective bargaining agreements (“CBAs”). As one of many participating employers in these MEPPs, the Company is responsible with the other participating employers for any plan underfunding. The Company’s contributions to a particular MEPP are established by the applicable CBAs; however, required contributions may increase based on the funded status of an MEPP and legal requirements of the Pension Protection Act of 2006 (the “PPA”), which requires substantially underfunded MEPPs to implement a funding improvement plan (“FIP”) or a rehabilitation plan (“RP”) to improve their funded status. Factors that could impact funded status of an MEPP include, without limitation, investment performance, changes in the participant demographics, decline in the number of contributing employers, changes in actuarial assumptions and the utilization of extended amortization provisions. Assets contributed to the MEPPs by the Company may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to an MEPP, the unfunded obligations of the MEPP may be borne by the remaining participating employers.
An FIP or RP requires a particular MEPP to adopt measures to correct its underfunding status. These measures may include, but are not limited to: (a) an increase in the Company’s contribution rate as a signatory to the applicable CBA, (b) a reallocation of the contributions already being made by participating employers for various benefits to individuals participating in the MEPP and/or (c) a reduction in the benefits to be paid to future and/or current retirees. In addition, the PPA requires that a 5% surcharge be levied on employer contributions for the first year commencing shortly after the date the employer receives notice that the MEPP is in critical status and a 10% surcharge on each succeeding year until a CBA is in place with terms and conditions consistent with the RP.
The Company could also be obligated to make payments to MEPPs if it either ceases to have an obligation to contribute to the MEPP or significantly reduces its contributions to the MEPP because it reduces the number of employees who are covered by the relevant MEPP for various reasons, including, but not limited to, layoffs or closure of a subsidiary assuming the MEPP has unfunded vested benefits. The amount of such payments (known as a complete or partial withdrawal liability) would equal the Company’s proportionate share of the MEPPs’ unfunded vested benefits. The Company believes that certain of the MEPPs in which it participates may have unfunded vested benefits. Due to uncertainty regarding future factors that could trigger withdrawal liability, as well as the absence of specific information regarding the MEPP’s current financial situation, the Company is unable to determine (a) the amount and timing of any future withdrawal liability, if any, and (b) whether its participation in these MEPPs could have a material adverse impact on the Company’s financial condition, results of operations or liquidity. In 2015, the Company terminated its relationship with the Teamsters local union in Michigan. As a result of the termination, the Collective Bargaining Agreement required the Company to pay an assessment for future pension liabilities. The company paid $42 and accrued $375 for a total expense of $417 incurred in 2015. $417 is the full amount the Company is liable for under the settlement agreement.
The following table lists data related to the MEPPs in which the Company’s contributions exceeded $100 in 2015, 2014 and 2013. Additionally, this table also lists all MEPPs to which the Company contributed in excess of $40 in 2015 for MEPPs in either the critical or endangered status. Additionally, this table also lists the PPA Zone Status for MEPPs as the critical status (red zone-less than 65% funded), the endangered status (yellow-less than 80% funded) or neither critical or endangered status (green-greater than 80% funded). The zone status represents the most recent available information for the respective MEPP, which is 2014 for the 2015 year, 2013 for the 2014 year and 2012 for the 2013 year. These dates may not correspond with the Company’s calendar year contributions. The zone status is based on information received from the MEPPs and is certified by the MEPPs’ actuaries. The “FIP/RP Status” column indicates MEPPs for which a financial improvement plan (FIP) or rehabilitation plan (RP) has been adopted or implemented.

Pension Fund	Operating Location	EIN/Pension Plan Number	PPA Zone Status		FIP/RP Status	Contributions (in thousands)			Contributions greater than 5% of total contributions	Surcharge Imposed	Expiration date of CBA
			2014	2013		2015	2014	2013
Plumbers & Pipefitters Local 189, Local Pension Fund	OH	31-0894807	Green	Green	N/A	677	761	866	Yes	N/A	May-18
Sheet Metal Workers’ Local Union 24 & 98	OH	31-6171213	Yellow	Yellow	Implemented	380	747	1,040	No	N/A	May-18
Pipefitter Local 537	MA	51-6030859	Green	Green	N/A	1,025	887	802	No	N/A	August-17
Sheet Metal Local #105 Orange Empire, Sheet Metal Workers Trust Fund	CA	95-6052257	Yellow	Yellow	Implemented	911	683	697	No	N/A	June-20
Local #602 Steamfitters	DC	52-2187219	Green	Yellow	Implemented	818	592	560	No	N/A	July-16
Sheet Metal Local #80	MI	38-6105633	Yellow	Yellow	Implemented	667	558	635	No	N/A	May-18
Steamfitters Local Union No 420 Pension Fund	PA	23-2004424	Red	Red	Implemented	375	527	500	No	N/A	May-16
Plumbers & Pipefitters Local Union No. 333	MI	38-3545518	Yellow	Yellow	Implemented	523	401	61	No	N/A	May-18
Pipefitters Local #636	MI	38-3009873	Yellow	Yellow	Implemented	374	377	373	No	N/A	May-16
Pipefitters Local 250, Southern California Pipe Trades	CA	51-6108443	Green	Green	N/A	528	373	834	No	N/A	June-18
Sheet Metal Workers National Benefit Funds	CA	52-6112463	Yellow	Yellow	Implemented	399	311	355	No	N/A	June-18
Sheet Metal Workers National Benefit Funds	OH	52-6112463	Yellow	Yellow	Implemented	164	293	389	No	N/A	May-18
Sheet Metal Workers’ National Benefit Funds	PA	52-6112463	Yellow	Yellow	Implemented	215	271	197	No	N/A	June-16
Plumbers & Pipefitters Local 5 National Pension Fund	MD	52-6152779	Yellow	Yellow	Implemented	341	241	195	No	N/A	July-18
Plumbers Local #98	MI	38-3031916	Red	Red	Implemented	284	232	237	No	N/A	May-19
Plumbers & Pipefitters Local 189 National Pension Fund	OH	52-6152779	Yellow	Yellow	Implemented	182	227	292	No	N/A	May-18
Local 26 Electricians, Local 26 IBEW NECA Trust Funds	DC	52-6038489	Green	Green	N/A	202	209	134	No	N/A	May-18
Steamfitters Local #449 Multiple Funds	PA	25-6032401	Green	Green	N/A	179	181	146	No	N/A	May-18
Plumbers & Pipefitters Local 577	OH	31-6134953	Yellow	Yellow	Implemented	271	133	11	No	N/A	May-18
Local ARCA Pipe Refrigeration	CA	95-6035386	Green	Green	N/A	140	149	180	No	N/A	August-19
Local 27 Plumbers	PA	25-6034928	Green	Yellow	Implemented	134	143	144	No	N/A	May-18
Plumbers & Pipefitters Local #354 Combined Funds	PA	25-6148991	Yellow	Yellow	Implemented	91	116	133	No	N/A	May-20
Sheet Metal Workers Local Union #7	MI	38-6082372	Yellow	Yellow	Implemented	175	103	46	No	N/A	April-16
Local 596 Electricians, Local 596 IBEW NECA	WV	55-0675342	Green	Green	N/A	128	103	—	No	N/A	May-15
Plumbers & Pipefitters Local 354 National Pension Fund	PA	52-6152779	Yellow	Yellow	Implemented	68	95	107	No	N/A	May-20
Plumbers & Pipefitters Local 537 National Pension Fund	MA	52-6152779	Yellow	Yellow	Implemented	89	86	81	No	N/A	August-17
Plumbers & Pipefitters Local 577 National Pension Fund	OH	52-6152779	Yellow	Yellow	Implemented	81	27	2	No	N/A	May-18
Local 307	MD	52-1057284	Green	Green	N/A	212	60	—	No	N/A	May-16

The nature and diversity of the Company’s business may result in volatility of the amount of contributions to a particular MEPP for any given period. That is because, in any given market, the Company could be working on a significant project and/or projects, which could result in an increase in the direct labor force and a corresponding increase in contributions to the MEPP(s) dictated by the applicable CBA. When that particular project(s) finishes and is not replaced, the level of direct labor would also decrease, as would the level of contributions to the particular MEPP(s). Additionally, the level of contributions to a particular MEPP could also be affected by the terms of the CBA, which could require at a particular time, an increase in the contribution rate and/or surcharges.
Total contributions to the various union construction industry MEPP, welfare, training and other benefits programs in accordance with the CBA’s was $26,543 in 2015, $24,326 in 2014 and $24,973 in 2013.